Remuneration of auditors (Tables)	12 Months Ended
Jun. 30, 2023
Auditor's remuneration [abstract]
Summary of Fees were Paid or Payable for Services Provided by the Auditor of the Parent Entity
During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related audit firms:

	Year Ended June 30,
(in U.S. dollars)	2023	2022	2021
a. PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	669,603	745,021	747,783
Other audit services(1)	180,339	67,238	91,750
Total remuneration of PricewaterhouseCoopers Australia	849,942	812,259	839,533

b. Network firms of PricewaterhouseCoopers Australia
Audit and other assurance services
Audit and review of financial reports	144,864	133,309	130,450
Total remuneration of Network firms of PricewaterhouseCoopers Australia	144,864	133,309	130,450
Total auditors' remuneration(2)	994,806	945,568	969,983
(1)Other audit services relates to services performed in connection with the filing of registration statements on the Form S-8 and F-3.
(2)All services provided are considered audit fees for the purpose of SEC classification.